Unaudited Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 3,885,366	$ (319,783)	$ (16,194,662)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares		25,000	25,000
General and administrative expenses paid by related party under promissory note		26,800	26,800
Change in fair value of derivative warrant liabilities	(5,251,820)	(271,160)	10,799,940
Financing costs – warrant liabilities		462,620	462,620
Net gain on investments held in Trust Account	(24,553)	(153)	(12,421)
Changes in operating assets and liabilities:
Prepaid expenses	122,874	(1,409,464)	(861,617)
Accounts payable	70,758	1,442,343	(181,236)
Accrued expenses	18,903	23,534	24,497
Accrued expenses – related party	1,097	10,000
Deferred legal fees	925,102		3,966,447
Net cash used in operating activities	(252,273)	(10,263)	(1,944,632)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(311,163,050)	(311,163,050)
Net cash used in investing activities		(311,163,050)	(311,163,050)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		100	100
Repayment of note payable to related party		(171,742)	(171,742)
Proceeds received from initial public offering		311,163,050	311,163,050
Proceeds received from private placement		9,223,261	9,223,261
Offering costs paid		(6,243,461)	(6,295,461)
Net cash provided by financing activities		313,971,208	313,919,208
Net increase (decrease) in cash	(252,273)	2,797,895	811,526
Cash – beginning of the period	811,526
Cash – end of the period	559,253	2,797,895	811,526
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable		252,000	200,000
Offering costs included in accrued expenses		70,000	70,000
Offering costs paid by related party under promissory note		144,842	144,842
Deferred underwriting commissions		10,890,707	10,890,707
Forfeiture of Class B ordinary shares from Sponsor		$ 13	$ 13